OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Assets

	Notes	December 31, 2019	December 31, 2018
Net loan receivable from related party[1]	12, 38	$—	$14.0
Marketable securities and warrants	23(a)	13.4	14.8
Advances for the purchase of capital equipment		12.4	33.4
Income taxes receivable		16.6	8.6
Bond fund investments	23(a)	—	1.0
Royalty interests		5.6	5.6
Long-term prepayment[2]		4.6	4.9
Other		3.4	4.8
		$56.0	$87.1

1	Reclassified to assets held for sale as at December 31, 2019 (note 12 ).

2
On March 6, 2017, the Company signed an agreement with a third-party for the construction of a solar power plant to deliver power to the Essakane mine for a period of 15 years upon commissioning for active use. The solar power plant was commissioned for active use on June 1, 2018. A prepayment of $4.9 million was made in 2017 towards the purchase of power in connection with the agreement, and for the year ended December 31, 2019, $0.3 million was utilized.